COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 13 - COMMITMENTS AND CONTINGENCIES

Legal

There were no legal proceedings against the Company.

Operating Lease Commitments

The Company acquired the Bolzer Lease pursuant to a September 23, 2010 merger. Subsequently, notice of termination on this lease effective April 26, 2010 was provided by previous management. The Company has recorded an accrued expense as of April 30, 2017 and 2016 for the minimum lease payment of $62,541 for the January 2010 payment.